Basic and Diluted Net Loss Per Share - Schedule of Common Equivalent Shares were Excluded From Diluted Net Loss Per Share Calculation because their Inclusion would have been Anti-Dilutive (Details) - shares
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from diluted net loss per share	1,968,215	10,307,069	9,185,009
Stock Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from diluted net loss per share	1,884,425	1,821,722	699,662
Shares To Be Issued Under ESSP
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from diluted net loss per share	83,790
Series A-1 Preferred Stock Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from diluted net loss per share		130,384	130,384
Convertible Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from diluted net loss per share		8,354,963	8,354,963